Selected Account Information	6 Months Ended
Jun. 30, 2024
Selected Account Information [Abstract]
SELECTED ACCOUNT INFORMATION

NOTE 7—SELECTED ACCOUNT INFORMATION

Receivables

Receivables as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Trade accounts receivable	$6,317,057	$6,731,603
Factoring reserve holdback	532,520	-
Retainage	1,122,825	1,075,761
Total receivables	7,972,402	7,807,364
Allowance for expected credit losses	(343,200)	(344,165)
Total receivables, net	$7,629,202	$7,463,199

Inventories

Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Eyewear	$5,676,332	$5,880,478
Automotive	944,047	1,190,899
Construction	1,600,735	1,976,067
Total inventories	8,221,114	9,047,444
Less reserve for obsolescence	(1,491,000)	(1,446,000)
Total inventories, net	$6,730,114	$7,601,444

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Prepaid expenses	$543,134	$104,156
Prepaid inventory	214,021	282,410
Prepaid taxes	240,788	304,788
Other current assets	204,565	206,342
Total prepaid expenses and other current assets	$1,202,508	$897,696

On February 7, 2024, the Company entered into a consulting agreement with TraDigital Marketing Group for consulting services related to investor relations, digital marketing and advertising, and strategic advisory, totaling $1,400,000. The term of the agreement is for six months.

On February 8, 2024, the Company entered into a consulting agreement with Alchemy Advisory LLC for consulting services related to business and investor outreach, totaling $400,000. The term of the agreement is for six months.

On February 8, 2024, the Company entered into a consulting agreement with Reef Digital LLC for consulting services related to investor relations, IT support, and strategic advisory, totaling $333,000. The term of the agreement for 12 months.

On February 8, 2024, the Company entered into a consulting agreement with SeaPath Advisory, LLC for consulting services related to content marketing and strategic advisory, totaling $365,000. The term of the agreement is for three months.

The Company prepaid these consulting agreements, totaling $2,498,000, using the proceeds from the public offering (see Note 11). As of June 30, 2024, the total outstanding prepaid expense relating to these consulting agreements was $260,917.

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Trade accounts payable	$9,535,819	$7,155,339
Credit cards payable	323,628	318,314
Accrued payroll liabilities	1,133,140	1,241,448
Accrued interest	2,584,603	1,712,991
Accrued dividends	12,724	32,997
Accrued taxes	225,699	371,524
Other accrued liabilities	1,607,761	1,362,063
Total accounts payable and accrued expenses	$15,423,374	$12,194,676